[STATE STREET BANK AND TRUST COMPANY]

September 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	M Fund (the “Registrant”)
Registration Nos. 33-95472 and 811-9082

Dear Sir or Madam:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system are definitive additional materials relating to the definitive proxy filed via EDGAR on September 4, 2009 for a Special Meeting of the Registrant scheduled to be held on October 12, 2009.

No fee is required in connection with this filing.  Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed materials.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel